Loans (Tables)	12 Months Ended
Dec. 31, 2015
Loan balances

Loans at year-end were as follows:

	2015	2014
Commercial and Agriculture	$124,402	$113,265
Commercial Real Estate - owner occupied	167,897	143,014
Commercial Real Estate - non-owner occupied	348,439	308,666
Residential Real Estate	236,338	214,537
Real Estate Construction	58,898	65,452
Farm Real Estate	46,993	53,973
Consumer and Other	18,560	15,950

Total Loans	1,001,527	914,857
Allowance for loan losses	(14,361)	(14,268)

Net loans	$987,166	$900,589

Loans to Directors and Executive Officers Including Immediate Families

Loans to principal officers, directors, and their affiliates at year-end 2015 and 2014 were as follows:

	2015	2014
Balance - Beginning of year	$7,031	$9,294
New loans and advances	2,147	2,700
Repayments	(2,947)	(2,792)
Effect of changes to related parties	8,916	(2,171)

Balance - End of year	$15,147	$7,031

TCNB Financial Corp [Member]
Loan balances

Included in the totals above are loans acquired from TCNB at the acquisition date, net of fair value adjustments, of:

March 6,
2015
Commercial and Agriculture	$13,799
Commercial Real Estate:
Owner Occupied	23,029
Non-Owner Occupied	13,411
Residential Real Estate	17,541
Real Estate Construction	3,863
Farm Real Estate	397
Consumer and Other	4,404

Net loans	$76,444